Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000024648
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,553		$ 9,917	$ 11,002	$ 10,805	$ 11,657	$ 12,656	$ 13,908	$ 12,749	$ 13,308	$ 15,535	$ 16,959
C000024650
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,303	11,342	11,053	11,843	12,735	13,895	12,616	13,060	15,245	16,643
C000024651
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,897		10,261	11,397	11,177	12,074	13,092	14,387	13,186	13,764	16,068	17,522
C000130424
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,354	11,461	11,233	12,095	13,108	14,401	13,175	13,740	16,027	17,475
C000114947
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,407	11,573	11,380	12,323	13,412	14,774	13,578	14,192	16,626	18,193
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,990	12,124	12,160	13,394	13,994	15,270	14,437	15,070	18,034	19,514
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	10,000		10,401	11,455	11,308	12,393	13,307	14,477	13,059	13,603	15,619	16,954
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,990	12,124	12,160	13,394	13,994	15,270	14,437	15,070	18,034	19,514
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	10,000		10,401	11,455	11,308	12,393	13,307	14,477	13,059	13,603	15,619	16,954
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,990	12,124	12,160	13,394	13,994	15,270	14,437	15,070	18,034	19,514
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	10,000		10,401	11,455	11,308	12,393	13,307	14,477	13,059	13,603	15,619	16,954
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,990	12,124	12,160	13,394	13,994	15,270	14,437	15,070	18,034	19,514
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	10,000		10,401	11,455	11,308	12,393	13,307	14,477	13,059	13,603	15,619	16,954
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,990	12,124	12,160	13,394	13,994	15,270	14,437	15,070	18,034	19,514
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	$ 10,000		$ 10,401	$ 11,455	$ 11,308	$ 12,393	$ 13,307	$ 14,477	$ 13,059	$ 13,603	$ 15,619	$ 16,954